Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parentheticals) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Par or Stated Value Per Share	0.001	0.001
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.001	0.001
Temporary Equity Issue Price Per Share		$ 1.8118
Temporary Equity Stock Issuance Costs	$ 543